Basis of preparation - Revenue recognition (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporate information and statement of IFRS compliance [abstract]
Deferred income	€ 254	€ 236
Amortization of deferred income	€ 98	€ 91	€ 58
Lease installments, maximum period to recognise vehicle cost within assets with buy-back commitment	12 months
Lease installments, minimum period to recognise vehicle cost within property, plant and equipment	12 months